Geographic Segment Information (Restated) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Geographic Segment Information (Restated) [Abstract]
Summary of geographic segment

	Nine Months Ended March 31, 2014				Nine Months Ended March 31, 2013
	Australia	USA	Elimination	Consolidated	Australia	USA	Elimination	Consolidated
Revenue	$4,160,975	$2,174	$-	$4,163,149	$3,673,405	$-	$-	$3,673,405
Cost of Revenue	2,184,675	2,204	-	2,186,879	2,196,874	-	-	2,196,874
Total Expenses	2,063,454	777,002	-	2,840,456	1,486,400	-	-	1,486,400
Other Income (Expense)	477,305		-	477,305	427,794	-	-	427,794
Net Income (Loss) before tax from continuing operations	390,151	(777,032)	-	(386,881)	417,925	-	-	417,925
Discontinued operations	-	(301,280)	-	(301,280)		-	-	-
Assets	33,510,306	-	-	33,510,306	45,416,396	-	-	45,416,396
Debt	26,185,072	-	-	26,185,072	37,133,506	-	-	37,133,506

	Twelve Months Ended June 30, 2013					Twelve Months Ended June 30, 2012
	Australia	USA	Elimination	Consolidated		Australia		USA		Elimination		Consolidated
Revenue	5,305,130	$-	$-		$5,305,130		$4,171,622		$-		$-		$4,171,622
Cost of Revenue	3,001,573	-	-		3,001,573		2,715,227		-		-		2,715,227
Total Expenses	2,177,467		-	2,177,467		1,568,231		-		-		1,568,231
Other Income (Expense)	441,908	-	-		441,908		369,423		-		-		369,423
Net Income (Loss) before tax	567,998		-		567,998		257,587		-		-		257,587
Assets	41,034,499	326,425	-		41,360,924		40,113,093		-		-		40,113,093
Debt	33,693,546	3,000	-		33,696,546		32,208,188		-		-		32,208,188